DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2024
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.           DISCONTINUED OPERATIONS

On March 19, 2024, the Group resolved to dispose the cryptocurrency business. The business was disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of US$0.04. The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of December 31, 2023, while results of operations related to the discontinued operations for the six months ended June 30, 2023 and 2024, were reported as income (loss) from discontinued operations.

The results of discontinued operations for the six months ended June 30, 2023 and 2024 are as follows:

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Revenues	$—	$—
Less: Cost of revenues	—	—
Gross Revenue	—	—
Total operating expenses	691	—
Loss from discontinued operations	(691)	—
Total other income, net	—	—
Loss from discontinued operation before income taxes	(691)	—
Income tax expenses from operations	—	—
Net loss from discontinued operations	$(691)	$—

Assets and liabilities of the discontinued operations as of December 31, 2023 and March 19, 2024 and the loss on sale of discontinued operations recognized during the six months ended June 30, 2024 are as follows:

	As of December 31,	As of March 19,
	2023	2024
		(unaudited)
Cash and cash equivalents	$20	$20
Other current assets	4,546	4,546
Total assets of discontinued operations	4,566	4,566

Accrued expenses and other current liabilities	294	294
Amounts due to related parties	1,256	1,256
Total liabilities of discontinued operations	$1,550	$1,550

Total net assets	—	$3,016
Total consideration received	—	1,569
Loss on sale of discontinued operations	—	$1,447